LONG-TERM LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jun. 30, 2017
Debt Instrument [Line Items]
Loans Payable to Bank	$ 21,465	$ 21,001
Less: current portion	(401)	(420)
Long-term bank loans	21,064	20,581
MYR denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	963	782
SGD denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	212	187
Convertible Bond [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	$ 20,290	$ 20,032